Vessels and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Disclosure of Vessels and Equipment

	June 30, 2025	December 31, 2024
(in $ millions)
Cost
At beginning of the period	888.6	437.8
Additions	—	450.8
At end of the period	888.6	888.6

Depreciation and Amortization
At beginning of the period	(35.6)	(9.1)
Charge for the period	(14.6)	(26.5)
At end of the period	(50.2)	(35.6)

Net book value	838.4	853.0